Summary of significant accounting policies- VIEs (Details) $ in Millions	12 Months Ended
	Mar. 31, 2018 USD ($) ¥ / $	Mar. 31, 2018 CNY (¥)	Mar. 31, 2017 CNY (¥)	Mar. 31, 2016 CNY (¥)	Mar. 31, 2018 CNY (¥) ¥ / $
Convenience translation
Convenience exchange rate (RMB to USD) | ¥ / $	6.2726				6.2726
Accounts receivable, net of allowance			¥ 4,388,000,000		¥ 7,284,000,000
Total assets	$ 114,326		506,812,000,000		717,124,000,000
Reduction to accrued expenses, accounts payable and other liabilities	12,940		46,979,000,000		81,165,000,000
Deferred revenue and customer advances	3,555		15,052,000,000		22,297,000,000
Deferred tax liabilities			9,323,000,000		17,130,000,000
Total liabilities	44,270		182,691,000,000		277,685,000,000
Revenue	39,898	¥ 250,266,000,000	158,273,000,000	¥ 101,143,000,000
Net income (loss)	9,791	61,412,000,000	41,226,000,000	71,289,000,000
Net cash provided by operating activities	19,955	125,171,000,000	80,326,000,000	56,836,000,000
Net cash used in investing activities	(13,374)	(83,890,000,000)	(78,364,000,000)	(42,831,000,000)
Net cash provided by financing activities	$ 3,246	20,359,000,000	32,914,000,000	(15,846,000,000)
Assets, except for registered capital and PRC statutory reserves of VIEs, that can only be used to settle obligations of the respective VIEs					0
Consolidated VIEs
Convenience translation
Cash and cash equivalents and short-term investments			7,586,000,000		7,507,000,000
Investments in equity investees and investment securities			17,371,000,000		26,611,000,000
Accounts receivable, net of allowance			3,301,000,000		5,733,000,000
Amounts due from non-VIE subsidiaries of the Company			1,400,000,000		1,949,000,000
Prepayment for licensed copyrights			1,469,000,000		1,736,000,000
Property and equipment and intangible assets			4,738,000,000		6,788,000,000
Others			2,926,000,000		4,139,000,000
Total assets			38,791,000,000		54,463,000,000
Amounts due to non-VIE subsidiaries of the Company			25,317,000,000		41,090,000,000
Accruals for purchase of licensed copyrights			2,244,000,000		3,686,000,000
Reduction to accrued expenses, accounts payable and other liabilities			7,545,000,000		10,931,000,000
Deferred revenue and customer advances			3,338,000,000		4,997,000,000
Deferred tax liabilities			1,481,000,000		995,000,000
Total liabilities			39,925,000,000		¥ 61,699,000,000
Revenue		32,898,000,000	24,712,000,000	8,558,000,000
Net income (loss)		(6,167,000,000)	(4,688,000,000)	35,000,000
Net cash provided by operating activities		5,547,000,000	3,220,000,000	1,224,000,000
Net cash used in investing activities		(20,366,000,000)	(2,557,000,000)	(7,160,000,000)
Net cash provided by financing activities		¥ 14,286,000,000	¥ 2,688,000,000	¥ 6,494,000,000